CONTRACT COMMITMENTS	12 Months Ended
Dec. 31, 2011
CONTRACT COMMITMENTS
CONTRACT COMMITMENTS

5. CONTRACT COMMITMENTS

Sales Contracts

        In March 2006, we entered into new sales contracts with Itochu Corporation ("Itochu") and UG U.S.A., Inc. ("UG") that superseded the previously existing contracts. Each contract provides for delivery of one-half of our actual production from our properties in Texas currently owned or hereafter acquired by the Company (excluding certain large potential exploration plays). The Itochu contract contains separate pricing terms for the Vasquez property that are no longer applicable since Vasquez has reached the end of its useful life. Our Texas production will be sold to Itochu at a price equal to the average spot price for the eight weeks prior to the date of delivery less $7.50 per pound, with a floor for the spot price of $37 per pound and a ceiling of $43 per pound. If the spot price is over $50 per pound the price will be increased by 50% of such excess. The floor and ceiling and sharing arrangement over the ceiling applies to 3.65 million pounds of deliveries, after which there is no floor or ceiling. Itochu has the right to cancel any deliveries on six-month's notice. Uranium deliveries from the inception of the contracts through December 31, 2011 have totaled approximately 510,000 pounds to Itochu and 480,000 pounds to UG.

        Under the amended Itochu contract there was potential for reinstatement of the original contract terms if we terminated our joint venture with Itochu to develop our Churchrock property in New Mexico. On March 6, 2009, Itochu terminated the joint venture. The only consequence of the termination is that for future sales made with sales prices in excess of $43 per pound, we will not receive 30% of the amount of the spot price that exceeds the ceiling price for future uranium sales from $43 per pound to $50 per pound.

        Under the UG contract all production from our Texas properties will be sold at a price equal to the month-end long-term contract price for the second month prior to the month of delivery less $6 per pound until (i) 600,000 pounds have been sold in a particular delivery year and (ii) an aggregate of 3 million pounds of uranium has been sold. After the 600,000 pounds in any year and 3 million pounds total have been sold, UG will have a right of first refusal to purchase other Texas production at a price equal to the average spot price for a period prior to the date of delivery less 4%. In 2006, we paid UG $12 million in cash to restructure its previously existing contract.